UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23661

Harbor ETF Trust
(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR ETF TRUST 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: October 31
Date of reporting period: October 31, 2021

ITEM 1 – REPORTS TO STOCKHOLDERS
The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Annual Report
EXCHANGE TRADED FUNDS
October 31, 2021
Exchange Traded Funds	Exchange	Ticker

Harbor Scientific Alpha High-Yield ETF	NYSE Arca, Inc.	SIHY
Harbor Scientific Alpha Income ETF	NYSE Arca, Inc.	SIFI

This document must be preceded or accompanied by a Prospectus.
Investors should carefully consider the investment objectives, risks, charges and expenses of a fund before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.

Letter from the Chairman

Charles F. McCain
Chairman
Dear Fellow Shareholder:
Over the past year we have experienced bouts of both real optimism and real disappointment. As summer began, there was a sense that we had finally turned the corner on COVID-19 with widespread vaccine availability and rapidly declining rates of new infections. We dared to dream about what a post-COVID-19 return to normalcy could look like. And then the delta variant arrived bringing a frustrating and sustained rise in new cases across the world. With all the loss that so many had experienced already from COVID-19, could we maintain our collective resolve in the face of this significant setback?
Fortunately, as summer turned to fall, we witnessed the resilience of the human spirit. We were better prepared as a nation this time to handle this delta variant surge, although our progress has certainly been uneven. We benefited from higher vaccination rates, generous federal stimulus programs that lifted consumer spending across the income spectrum and a return to in-person schooling for most that helped both children and families re-establish routines.
Through all these ups and downs, U.S. and global equity markets posted strong returns over the past 12 months. Value stocks led growth over the one-year period but lagged over longer time periods. Similarly, small caps outperformed large caps, while large caps continued to lead over longer time periods. In contrast, bond markets faced headwinds from rising interest rates, pushing Treasury bonds and the Bloomberg U.S. Aggregate Bond Index into negative territory. Corporate bonds were a lone bright spot, managing to post positive results for the fiscal year.
Investors continue to seek income wherever they can find it in today’s low-yield environment. However, over the course of the past year, interest rates have been increasing, with the 10-year U.S. Treasury yield more than doubling since it bottomed in August 2020. Rising rates have been in response to the likely prospect of the Fed beginning to taper its asset purchases soon, and potentially raising rates by the middle of 2022.
As we close out fiscal year 2021, there are four significant issues that must be addressed going forward: the supply shortages stemming from burgeoning consumer demand and supply-chain disruptions, ongoing labor shortages, rising prices (and the specter of inflation), and the persistence of the Delta and other potential new variants.
Harbor believes that the trajectory of the economic recovery will remain uneven for the foreseeable future, given the headwinds mentioned above. That’s why it’s so important for investors to focus on practical solutions to manage inevitable market volatility. Drawing upon the expertise of experienced, active portfolio managers is one way to help investors to achieve their long-term investment goals. We’re confident that Harbor together with our investment partners will continue to execute our strategies in a disciplined and thoughtful manner to benefit shareholders over the long haul.
In fact, we believe that a challenging and volatile market environment is actually good news for active managers, because it allows us to add potential value and pull ahead of the pack. Our research shows that the difference between top-performing and bottom-performing active managers, across major asset classes from U.S. large cap and small cap to foreign large cap and emerging markets, is at its highest level in 20 years.
I hope you and your families will fare well over the coming year. Thank you for your confidence and continued investment in Harbor Funds.

December 21, 2021

Charles F. McCain
Chairman

Harbor Scientific Alpha High-Yield ETF
Manager’s Commentary (Unaudited)

Subadviser
BlueCove Limited
Portfolio Managers
Benjamin Brodsky, CFA
Since 2021
Michael Harper, CFA
Since 2021
Benoy Thomas, CFA
Since 2021
Garth Flannery, CFA
Since 2021
BlueCove has subadvised the Fund since 2021.
Investment Objective
The Fund seeks total return.
Management’s Discussion of
Fund Performance
MARKET REVIEW
The Fund commenced operations on September 14, 2021. Markets saw an aggressive repricing of monetary policy in line with renewed inflation fears and hawkish sentiment from central banks as stagflationary revisions to the economic backdrop took center stage. However, the sell-off in short-term interest rates did not flow through to reduced risk appetite. Equity markets were resilient with the S&P 500 up nearly 4% over the period, while high yield credit spreads were broadly flat. Intra period volatility did emerge given market concerns surrounding the potential default of China’s Evergrande property company, weak U.S. jobs data pointing to supply side issues in the labor market and analyst earnings revisions waning from positive towards net downgrades going into September quarter end. Third quarter earnings season kicked off with nearly half of U.S. companies reporting by the end of October and many beating estimates. However, credit spread volatility did not materialize on the back of earnings announcements and spread dispersion remained historically low.
PERFORMANCE
Harbor Scientific Alpha High-Yield ETF returned -0.72% for the period ended October 31, 2021, while ICE BofA US High Yield Index, returned -0.60%.
The Fund’s under performance relative to its benchmark generally can be attributed to transaction costs associated with the seeding of the Fund at launch.
In security selection, overweights to Peabody Energy, Embarq Corp and Baytex Energy positively contributed to performance whereas overweights to YUM! Brands, CCO Holdings and NRG Energy detracted. These positions were held during the period except for a reduction in the overweight to Peabody Energy as bonds rallied six points. Fund turnover was limited given the short period from inception to fiscal year end. The Fund seeks to achieve breadth in the application of its investment insights, as evidenced by positions held across 85 issuers at period end.
OUTLOOK & STRATEGY
We believe that evidence is mounting that the financial and economic sweet spot that beta investors enjoyed during the first half of the year, with asset markets and the real economy comprehensively decoupling, is beginning to sour. It appears that the economic cycle is moving on at a rapid pace, and the tailwinds that have driven financial assets to lofty heights are beginning to turn into headwinds, in our view. At the macro level, full-bore monetary and fiscal stimulus are giving way to a less accommodative policy mix, as developed market economies start to experience stagflationary revisions. At the corporate level, this brewing mixture of falling growth and rising inflation is giving rise to expectations that profit margins may now begin to contract, weighed down by increasing wages and costs of production.
These developments are occurring against the backdrop of risky assets remaining highly valued – we believe corporate bond spreads discount little risk to an outlook of continued strong growth. In our view, the absence of any significant attempt at corporate balance sheet repair post-COVID-19–a function of the easy availability of credit–has left many companies vulnerable to tightening financial conditions, a slowdown in earnings, or both. Therefore, we believe that security selection will be a key distinguishing feature of high yield returns going forward.

Harbor Scientific Alpha High-Yield ETF
Manager’s Commentary—Continued

CHANGE IN A $10,000 INVESTMENT
For the period 09/14/2021  through 10/31/2021
The graph compares a $10,000 investment in shares of the Fund with the performance of the ICE BofA US High Yield Index. The Fund’s performance assumes the reinvestment of all dividend and capital gain distributions. Past performance is no guarantee of future results.
TOTAL RETURNS
For the periods ended 10/31/2021
	Unannualized
	1 Year	5 Years	Life of Fund
Harbor Scientific Alpha High-Yield ETF (Based on Net Asset Value)[1]	N/A	N/A	-0.72%
Harbor Scientific Alpha High-Yield ETF (At Market Price)[1]	N/A	N/A	-0.56
Comparative Index
ICE BofA US High Yield Index[1]	N/A	N/A	-0.60%
As stated in the Fund’s prospectus dated September 13, 2021, the expense ratio was 0.48%. The expense ratio in the prospectus may differ from the actual expense ratio for the period disclosed within this report. The expense ratio shown in the prospectus are adjusted to reflect changes, if any, in contractual arrangements that occurred prior to the date of the prospectus (or supplement thereto, if applicable).
The ICE BofA US High Yield Index (H0A0) is an unmanaged index that tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. All bonds are U.S. Dollar-denominated and rated Split BBB and below. This unmanaged index does not reflect fees and expenses and is not available for direct investment.
Performance data shown represents past performance and is no guarantee of future results. Past performance is net of management fees and expenses and reflects reinvested dividends and distributions. Past performance reflects the beneficial effect of any expense waivers or reimbursements, without which returns would have been lower. Investment returns and principal value will fluctuate and when redeemed may be worth more or less than their original cost. Returns for periods less than one year are not annualized. Current performance may be higher or lower and is available through the most recent month end at harborcapital.com or by calling 800-422-1050.

1
The “Life of Fund” return as shown reflects the period 09/14/2021 (commencement of operations) through 10/31/2021. The first day of secondary market trading was a few days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

This report contains the current opinions of BlueCove Limited as of the date of this report and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice and securities described herein may no longer be included in, or may at any time be removed from, the Fund’s portfolio. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed reliable, but not guaranteed.
All investments involve risk including the possible loss of principal. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. There is a greater risk that the Funds will lose money because they invest in below- investment grade fixed income securities and unrated securities of similar credit quality (commonly referred to as “high-yield securities” or “junk bonds”). These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid. Because the Funds may invest in securities of foreign issuers, an investment in the Funds is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by government bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. For information on the risks associated with an investment in the Fund, please refer to the current prospectus.

Harbor Scientific Alpha High-Yield ETF Fund
Portfolio of Investments—October 31, 2021

SECTOR ALLOCATION (% of investments) - Unaudited

Portfolio of Investments
Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—97.7%
Principal Amount		Value
AEROSPACE & DEFENSE—4.2%
	Baytex Energy Corp.
$400	8.750%—04/01/2027[1]	$428
	Bombardier Inc.
100	7.125%—06/15/2026[1]	105
400	7.875%—04/15/2027[1]	416
		521
	TransDigm Inc.
100	4.875%—05/01/2029	100
400	5.500%—11/15/2027	410
		510
		1,459
BANKS—1.4%
	UniCredit SpA MTN[2]
400	7.296%—04/02/2034[1,3]	483
BEVERAGES—1.4%
	Primo Water Holdings Inc.
500	4.375%—04/30/2029[1]	496
BUILDING PRODUCTS—2.6%
	Builders FirstSource Inc.
500	4.250%—02/01/2032[1]	505
	James Hardie International Finance DAC
400	5.000%—01/15/2028[1]	416
		921
CHEMICALS—2.1%
	Advanced Drainage Systems Inc.
300	5.000%—09/30/2027[1]	312
	Methanex Corp.
400	5.250%—12/15/2029	425
		737
CONSUMER FINANCE—4.6%
	FirstCash Inc.
400	4.625%—09/01/2028[1]	413
	goeasy Ltd.
300	4.375%—05/01/2026[1]	306
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
400	5.250%—05/15/2027	417
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSUMER FINANCE—Continued
	Navient Corp. MTN[2]
$500	5.625%—08/01/2033	$475
		1,611
CONTAINERS & PACKAGING—1.5%
	Sealed Air Corp.
400	6.875%—07/15/2033[1]	514
DIVERSIFIED CONSUMER SERVICES—1.5%
	Adtalem Global Education Inc.
500	5.500%—03/01/2028[1]	506
DIVERSIFIED TELECOMMUNICATION SERVICES—4.2%
	Embarq Corp.
400	7.995%—06/01/2036	443
	Frontier Communications Corp.
400	5.875%—10/15/2027[1]	420
	Frontier Communications Holdings LLC
100	6.750%—05/01/2029[1]	103
	VMED O2 UK Financing I plc
500	4.250%—01/31/2031[1]	487
		1,453
ELECTRIC UTILITIES—1.4%
	NRG Energy Inc.
500	3.875%—02/15/2032[1]	491
ELECTRICAL EQUIPMENT—0.8%
	Resideo Funding Inc.
300	4.000%—09/01/2029[1]	287
ENTERTAINMENT—1.5%
	SeaWorld Parks & Entertainment Inc.
500	5.250%—08/15/2029[1]	510
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.2%
	Bristow Group Inc.
100	6.875%—03/01/2028[1]	104
	Iron Mountain Inc.
400	5.250%—07/15/2030[1]	418
100	5.625%—07/15/2032[1]	107
		525

Harbor Scientific Alpha High-Yield ETF Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	SBA Communications Corp.
$500	3.125%—02/01/2029[1]	$480
		1,109
FOOD & STAPLES RETAILING—2.4%
	Albertsons Companies LLC
400	5.875%—02/15/2028[1]	425
	CDW LLC / CDW Finance Corp.
400	4.250%—04/01/2028	415
		840
FOOD PRODUCTS—1.2%
	Pilgrim's Pride Corp.
400	5.875%—09/30/2027[1]	422
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
	iStar Inc.
400	5.500%—02/15/2026	416
HEALTH CARE PROVIDERS & SERVICES—3.9%
	Acadia Healthcare Co. Inc.
100	5.000%—04/15/2029[1]	102
400	5.500%—07/01/2028[1]	418
		520
	Catalent Pharma Solutions Inc.
400	5.000%—07/15/2027[1]	414
	Tenet Healthcare Corp.
400	6.125%—10/01/2028[1]	420
		1,354
HOTELS, RESTAURANTS & LEISURE—5.0%
	Arrow Bidco LLC
300	9.500%—03/15/2024[1]	307
	Hilton Domestic Operating Co. Inc.
400	5.750%—05/01/2028[1]	430
	New Red Finance Inc.
500	3.875%—01/15/2028[1]	499
	Yum! Brands Inc.
400	3.625%—03/15/2031	396
100	4.750%—01/15/2030[1]	107
		503
		1,739
HOUSEHOLD DURABLES—2.0%
	LGI Homes Inc.
300	4.000%—07/15/2029[1]	292
	Tempur Sealy International Inc.
400	4.000%—04/15/2029[1]	407
		699
INTERACTIVE MEDIA & SERVICES—1.5%
	Match Group Inc.
200	5.000%—12/15/2027[1]	209
300	5.625%—02/15/2029[1]	321
		530
IT SERVICES—1.5%
	Gartner Inc.
100	3.625%—06/15/2029[1]	101
400	4.500%—07/01/2028[1]	417
		518
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
LEISURE PRODUCTS—1.2%
	Mattel Inc.
$400	5.875%—12/15/2027[1]	$430
LIFE SCIENCES TOOLS & SERVICES—2.4%
	Avantor Funding Inc.
400	4.625%—07/15/2028[1]	415
	Charles River Laboratories International Inc.
400	4.250%—05/01/2028[1]	413
		828
MEDIA—3.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
500	4.250%—01/15/2034[1]	486
	Dish DBS Corp.
500	7.375%—07/01/2028	526
	Telesat Canada / Telesat LLC
200	5.625%—12/06/2026[1]	187
100	6.500%—10/15/2027[1]	81
		268
		1,280
METALS & MINING—7.2%
	Alcoa Nederland Holding BV
400	6.125%—05/15/2028[1]	429
	Alliance Resource Operating Partners LP
400	7.500%—05/01/2025[1]	407
	Arconic Corp.
400	6.125%—02/15/2028[1]	422
	Eldorado Gold Corp.
400	6.250%—09/01/2029[1]	407
	Freeport-McMoRan Inc.
400	5.000%—09/01/2027	418
	Novelis Corp.
400	4.750%—01/30/2030[1]	416
		2,499
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.4%
	New Residential Investment Corp.
500	6.250%—10/15/2025[1]	501
OIL, GAS & CONSUMABLE FUELS—16.5%
	Antero Resources Corp.
350	7.625%—02/01/2029[1]	388
100	8.375%—07/15/2026[1]	113
		501
	Bonanza Creek Energy Inc.
100	5.000%—10/15/2026[1]	101
	Centennial Resource Production LLC
300	5.375%—01/15/2026[1]	300
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
400	6.000%—02/01/2029[1]	415
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
400	7.125%—06/01/2028[1]	419
	Laredo Petroleum Inc.
100	10.125%—01/15/2028	107
	Murphy Oil Corp.
300	6.375%—12/01/2042	305
	New Fortress Energy Inc.
400	6.750%—09/15/2025[1]	390

Harbor Scientific Alpha High-Yield ETF Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Northern Oil And Gas Inc.
$400	8.125%—03/01/2028[1]	$431
	PBF Holding Co. LLC
500	9.250%—05/15/2025[1]	486
	PBF Logistics LP / PBF Logistics Finance Corp.
500	6.875%—05/15/2023	487
	PDC Energy Inc.
400	5.750%—05/15/2026	412
	Peabody Securities Finance Corp.
200	6.375%—03/31/2025[1]	182
	PG&E Corp.
200	5.000%—07/01/2028	208
	Range Resources Corp.
400	8.250%—01/15/2029[1]	452
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
400	6.875%—01/15/2029	449
	Transocean Inc.
100	11.500%—01/30/2027[1]	102
		5,747
PERSONAL PRODUCTS—1.2%
	Coty Inc.
400	6.500%—04/15/2026[1]	411
PHARMACEUTICALS—2.1%
	Bausch Health Cos. Inc.
300	7.250%—05/30/2029[1]	305
	Horizon Therapeutics USA Inc.
400	5.500%—08/01/2027[1]	422
		727
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
	Cushman & Wakefield US Borrower LLC
200	6.750%—05/15/2028[1]	214
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
	Korn Ferry
400	4.625%—12/15/2027[1]	413
SOFTWARE—2.9%
	Open Text Corp.
500	3.875%—02/15/2028[1]	504
	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
500	3.875%—02/01/2029[1]	498
		1,002
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SPECIALTY RETAIL—4.2%
	Bath & Body Works Inc.
$400	6.625%—10/01/2030[1]	$448
	Carvana Co.
100	4.875%—09/01/2029[1]	97
400	5.875%—10/01/2028[1]	407
		504
	Party City Holdings Inc.
100	8.750%—02/15/2026[1]	102
	Rent-A-Center Inc.
400	6.375%—02/15/2029[1]	419
		1,473
TEXTILES, APPAREL & LUXURY GOODS—1.4%
	Crocs Inc.
300	4.125%—08/15/2031[1]	302
200	4.250%—03/15/2029[1]	203
		505
THRIFTS & MORTGAGE FINANCE—0.9%
	MGIC Investment Corp.
300	5.250%—08/15/2028	320
TOBACCO—1.4%
	Vector Group Ltd.
500	5.750%—02/01/2029[1]	498
TRADING COMPANIES & DISTRIBUTO—0.3%
	Herc Holdings Inc.
100	5.500%—07/15/2027[1]	104
TOTAL CORPORATE BONDS & NOTES
(Cost $34,463)		34,047
TOTAL INVESTMENTS—97.7%
(Cost $34,463)		34,047
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		797
TOTAL NET ASSETS—100.0%		$34,844

FAIR VALUE MEASUREMENTS
All investments at October 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at October 31, 2021 or September 14, 2021 (commencement of operations).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

Harbor Scientific Alpha High-Yield ETF Fund
Portfolio of Investments—Continued

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $27,318 or 78% of net assets.

2	MTN after the name of a security stands for Medium Term Note.
3	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
The accompanying notes are an integral part of the Financial Statements.

Harbor Scientific Alpha Income ETF
Manager’s Commentary (Unaudited)

Subadviser
BlueCove Limited
Portfolio Managers
Benjamin Brodsky, CFA
Since 2021
Michael Harper, CFA
Since 2021
Garth Flannery, CFA
Since 2021
Benoy Thomas, CFA
Since 2021
BlueCove has subadvised the Fund since 2021.
Investment Objective
The Fund seeks total return.
Management’s Discussion of
Fund Performance
Market Review
The Fund commenced operations on September 14, 2021. Markets saw an aggressive repricing of monetary policy in line with renewed inflation fears and hawkish sentiment from central banks as stagflationary revisions to the economic backdrop took center stage. Global rates markets remained focused on spikes in reported and expected inflation as U.S. breakeven yields rose 40 bps while economic data generally surprised to the downside. These historic moves in rates saw the U.S. Treasury 5s30s curve, which is the spread between the 5-year yields and 30-year yields, flatten by 25 bps over the month of October. However, the sell-off in short-term interest rates did not flow through to reduced risk appetite. Equity markets were resilient with the S&P 500 up nearly 4% over the period, while high yield credit spreads were broadly flat. Intra period volatility did emerge given market concerns surrounding the potential default of China’s Evergrande property company, weak U.S. jobs data pointing to supply-side issues in the labor market, and analyst earnings revisions waning from positive towards net downgrades going into September quarter end. Third quarter earnings season kicked off with nearly half of U.S. companies reporting by the end of October and many beating estimates. However, credit spread volatility did not materialize on the back of earnings announcements and spread dispersion remained historically low.
Performance
The Fund was down 1.80% on an absolute basis since inception which can generally be attributed to the back up in interest rates which more than offset the exposure to high yield credit. The Fund’s duration position was reduced as the Subadviser’s proprietary insights into interest rate movements captured a marked shift upwards in inflation expectations. The Fund also reduced its exposure to credit in the tactical derivative overlay and maintained its exposure to high yield corporate bonds over the period. The Fund seeks to achieve breadth in the application of its investment insights, as evidenced by positions held across 140 issuers at period end.
Outlook & Strategy
We believe that evidence is mounting that the financial and economic sweet spot that beta investors enjoyed during the first half of the year, with asset markets and the real economy comprehensively decoupling, is beginning to sour. It appears that the economic cycle is moving on at a rapid pace, and the tailwinds that have driven financial assets to lofty heights are beginning to turn into headwinds, in our view. At the macro level, full-bore monetary and fiscal stimulus are giving way to a less accommodative policy mix, as developed market economies start to experience stagflationary revisions. At the corporate level, this brewing mixture of falling growth and rising inflation is giving rise to expectations that profit margins may now begin to contract, weighed down by increasing wages and costs of production.
These developments are occurring against the backdrop of risky assets remaining highly valued – we believe corporate bond spreads discount little risk to an outlook of continued strong growth. In our view, the absence of any significant attempt at corporate balance sheet repair post-COVID-19–a function of the easy availability of credit–has left many companies vulnerable to tightening financial conditions, a slowdown in earnings, or both. However, while credit valuations are historically tight, we believe the fundamental backdrop is strong and though growth is expected to slow, a recession is unlikely. In addition, we believe that credit carry remains compelling as we expect corporate defaults to remain historically low. The Fund will remain focused on achieving income and positive total returns across a well-diversified set of holdings while actively managing the Fund’s interest rate duration and credit risk exposure.

Harbor Scientific Alpha Income ETF
Manager’s Commentary—Continued

CHANGE IN A $10,000 INVESTMENT
For the period 09/14/2021  through 10/31/2021
The graph compares a $10,000 investment in shares of the Fund with the performance of the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance assumes the reinvestment of all dividend and capital gain distributions. Past performance is no guarantee of future results.
TOTAL RETURNS
For the periods ended 10/31/2021
	Unannualized
	1 Year	5 Year	Life of Fund
Harbor Scientific Alpha Income ETF (Based on Net Asset Value)[1]	N/A	N/A	-1.80%
Harbor Scientific Alpha Income ETF (At Market Price)[1]	N/A	N/A	-1.44
Comparative Index
Bloomberg U.S. Aggregate Bond Index[1]	N/A	N/A	-1.24%
As stated in the Fund’s prospectus dated September 13, 2021, the expense ratio was 0.50%. The expense ratio in the prospectus may differ from the actual expense ratio for the period disclosed within this report. The expense ratio shown in the prospectus are adjusted to reflect changes, if any, in contractual arrangements that occurred prior to the date of the prospectus (or supplement thereto, if applicable).
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of investment-grade fixed-rate debt issues with maturities of at least one year. This unmanaged index does not reflect fees and expenses and is not available for direct investment.
Performance data shown represents past performance and is no guarantee of future results. Past performance is net of management fees and expenses and reflects reinvested dividends and distributions. Past performance reflects the beneficial effect of any expense waivers or reimbursements, without which returns would have been lower. Investment returns and principal value will fluctuate and when redeemed may be worth more or less than their original cost. Returns for periods less than one year are not annualized. Current performance may be higher or lower and is available through the most recent month end at harborcapital.com or by calling 800-422-1050.

1
The “Life of Fund” return as shown reflects the period 09/14/2021  (commencement of operations) through 10/31/2021. The first day of secondary market trading was a few days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

This report contains the current opinions of BlueCove Limited as of the date of this report and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice and securities described herein may no longer be included in, or may at any time be removed from, the Fund’s portfolio. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed reliable, but not guaranteed.
All investments involve risk including the possible loss of principal. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. There is a greater risk that the Funds will lose money because they invest in below- investment grade fixed income securities and unrated securities of similar credit quality (commonly referred to as “high-yield securities” or “junk bonds”). These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid. Because the Funds may invest in securities of foreign issuers, an investment in the Funds is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by government bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. For information on the risks associated with an investment in the Fund, please refer to the current prospectus.

Harbor Scientific Alpha Income ETF Fund
Portfolio of Investments—October 31, 2021

SECTOR ALLOCATION (% of investments) - Unaudited
(Excludes derivatives)

Portfolio of Investments
Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—87.5%
Principal Amount		Value
AEROSPACE & DEFENSE—4.0%
	BAE Systems Holdings Inc.
$300	3.800%—10/07/2024[1]	$322
	Baytex Energy Corp.
100	8.750%—04/01/2027[1]	107
	Bombardier Inc.
300	7.875%—04/15/2027[1]	312
	Northrop Grumman Corp.
300	3.250%—01/15/2028	323
	TransDigm Inc.
200	4.875%—05/01/2029	201
100	5.500%—11/15/2027	102
		303
		1,367
AUTOMOBILES—1.0%
	Aston Martin Capital Holdings Ltd.
200	10.500%—11/30/2025[1]	221
	Winnebago Industries Inc.
100	6.250%—07/15/2028[1]	108
		329
BEVERAGES—2.4%
	L3Harris Technologies Inc.
300	4.400%—06/15/2028	342
	Pernod Ricard International Finance LLC
300	1.250%—04/01/2028[1]	285
	Primo Water Holdings Inc.
200	4.375%—04/30/2029[1]	199
		826
BUILDING PRODUCTS—2.8%
	Builders FirstSource Inc.
300	4.250%—02/01/2032[1]	303
	Carlisle Cos. Inc.
200	3.750%—12/01/2027	218
	James Hardie International Finance DAC
200	5.000%—01/15/2028[1]	208
	Keurig Dr Pepper Inc.
200	4.597%—05/25/2028	231
		960
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CHEMICALS—2.4%
	Advanced Drainage Systems Inc.
$100	5.000%—09/30/2027[1]	$104
	Element Solutions Inc.
200	3.875%—09/01/2028[1]	200
	HB Fuller Co.
100	4.250%—10/15/2028	102
	Minerals Technologies Inc.
100	5.000%—07/01/2028[1]	103
	Valvoline Inc.
100	3.625%—06/15/2031[1]	98
200	4.250%—02/15/2030[1]	203
		301
		810
COMMERCIAL SERVICES & SUPPLIES—0.9%
	IAA Inc.
100	5.500%—06/15/2027[1]	104
	Ingevity Corp.
200	3.875%—11/01/2028[1]	197
		301
COMMUNICATIONS EQUIPMENT—1.0%
	Republic Services Inc.
300	3.950%—05/15/2028	336
CONSTRUCTION & ENGINEERING—0.6%
	VM Consolidated Inc.
100	5.500%—04/15/2029[1]	101
	Williams Scotsman International Inc.
100	4.625%—08/15/2028[1]	104
		205
CONTAINERS & PACKAGING—3.7%
	Amcor Finance USA Inc.
300	3.625%—04/28/2026	324
	Ball Corp.
300	2.875%—08/15/2030	289
	Graphic Packaging International LLC
200	3.500%—03/15/2028-03/01/2029[1]	200
	Motorola Solutions Inc.
200	4.600%—02/23/2028	229

Harbor Scientific Alpha Income ETF Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONTAINERS & PACKAGING—Continued
	Sealed Air Corp.
$100	4.000%—12/01/2027[1]	$105
100	6.875%—07/15/2033[1]	128
		233
		1,275
DIVERSIFIED CONSUMER SERVICES—0.9%
	Service Corp. International
100	3.375%—08/15/2030	98
200	4.000%—05/15/2031	205
		303
DIVERSIFIED TELECOMMUNICATION SERVICES—2.3%
	Frontier Communications Holdings LLC
300	6.750%—05/01/2029[1]	309
	Switch Ltd.
200	3.750%—09/15/2028[1]	199
	VMED O2 UK Financing I plc
300	4.250%—01/31/2031[1]	293
		801
ELECTRIC UTILITIES—0.6%
	Nextera Energy Operating Partners LP
200	4.500%—09/15/2027[1]	214
ELECTRICAL EQUIPMENT—1.2%
	Carriage Services Inc.
100	4.250%—05/15/2029[1]	100
	Sensata Technologies BV
300	4.000%—04/15/2029[1]	305
		405
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
	Atkore Inc.
100	4.250%—06/01/2031[1]	101
ENERGY EQUIPMENT & SERVICES—1.0%
	Trimble Inc.
300	4.900%—06/15/2028	344
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.9%
	American Tower Corp.
300	2.750%—01/15/2027	312
	Bristow Group Inc.
100	6.875%—03/01/2028[1]	104
	CyrusOne LP / CyrusOne Finance Corp.
300	2.900%—11/15/2024	314
	Iron Mountain Inc.
300	5.250%—07/15/2030[1]	313
	SBA Communications Corp.
300	3.125%—02/01/2029[1]	288
		1,331
FOOD & STAPLES RETAILING—0.9%
	CDW LLC / CDW Finance Corp.
100	3.250%—02/15/2029	102
200	4.250%—04/01/2028	207
		309
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
	DH Europe Finance II Sarl
300	2.200%—11/15/2024	311
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
	iStar Inc.
$100	5.500%—02/15/2026	$104
	Stryker Corp.
300	1.150%—06/15/2025	299
		714
HEALTH CARE PROVIDERS & SERVICES—5.8%
	Acadia Healthcare Co. Inc.
100	5.000%—04/15/2029[1]	102
100	5.500%—07/01/2028[1]	104
		206
	AMN Healthcare Inc.
100	4.625%—10/01/2027[1]	103
	Catalent Pharma Solutions Inc.
200	3.125%—02/15/2029[1]	195
100	5.000%—07/15/2027[1]	103
		298
	Encompass Health Corp.
200	4.750%—02/01/2030	205
	HCA Inc.
300	4.500%—02/15/2027	333
	Laboratory Corp. of America Holdings
300	3.600%—09/01/2027	326
	ModivCare Inc.
100	5.000%—10/01/2029[1]	102
	Quest Diagnostics Inc.
300	3.450%—06/01/2026	323
	Teleflex Inc.
100	4.250%—06/01/2028[1]	103
		1,999
HOTELS, RESTAURANTS & LEISURE—6.0%
	DaVita Inc.
300	4.625%—06/01/2030[1]	302
	GLP Financing II Inc.
300	5.375%—04/15/2026	339
	Hilton Domestic Operating Co. Inc.
300	4.000%—05/01/2031[1]	302
	Hilton Grand Vacations Borrower Escrow LLC
300	5.000%—06/01/2029[1]	306
	New Red Finance Inc.
300	3.875%—01/15/2028[1]	300
	Starbucks Corp.
200	2.000%—03/12/2027	202
	Yum! Brands Inc.
100	4.625%—01/31/2032	104
200	4.750%—01/15/2030[1]	214
		318
		2,069
HOUSEHOLD DURABLES—1.5%
	Churchill Downs Inc.
200	4.750%—01/15/2028[1]	207
	Tempur Sealy International Inc.
200	4.000%—04/15/2029[1]	203
	TopBuild Corp.
100	3.625%—03/15/2029[1]	101
		511

Harbor Scientific Alpha Income ETF Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.6%
	Enviva Partners LP / Enviva Partners Finance Corp.
$200	6.500%—01/15/2026[1]	$207
INTERACTIVE MEDIA & SERVICES—0.9%
	Match Group Inc.
100	4.625%—06/01/2028[1]	104
100	5.000%—12/15/2027[1]	104
100	5.625%—02/15/2029[1]	107
		315
IT SERVICES—3.1%
	Gartner Inc.
200	3.625%—06/15/2029[1]	201
100	4.500%—07/01/2028[1]	104
		305
	IHS Markit Ltd.
300	4.750%—02/15/2025[1]	330
	Installed Building Products Inc.
100	5.750%—02/01/2028[1]	105
	Verisign Inc.
300	5.250%—04/01/2025	336
		1,076
LIFE SCIENCES TOOLS & SERVICES—3.9%
	Agilent Technologies Inc.
200	3.050%—09/22/2026	212
	Avantor Funding Inc.
300	4.625%—07/15/2028[1]	312
	Charles River Laboratories International Inc.
100	3.750%—03/15/2029[1]	101
100	4.000%—03/15/2031[1]	104
100	4.250%—05/01/2028[1]	103
		308
	Syneos Health Inc.
200	3.625%—01/15/2029[1]	198
	Thermo Fisher Scientific Inc.
300	4.133%—03/25/2025	327
		1,357
MACHINERY—2.8%
	nVent Finance Sarl
300	4.550%—04/15/2028	331
	Westinghouse Air Brake Technologies Corp.
300	4.400%—03/15/2024	320
	Xylem Inc.
300	1.950%—01/30/2028	300
		951
MEDIA—2.3%
	CCO Holdings LLC / CCO Holdings Capital Corp.
300	4.500%—06/01/2033[1]	300
	Dover Corp.
200	3.150%—11/15/2025	214
	Telesat Canada / Telesat LLC
100	4.875%—06/01/2027[1]	90
100	5.625%—12/06/2026[1]	93
100	6.500%—10/15/2027[1]	81
		264
		778
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
METALS & MINING—4.5%
	Alcoa Nederland Holding BV
$200	5.500%—12/15/2027[1]	$215
	Alliance Resource Operating Partners LP
100	7.500%—05/01/2025[1]	102
	Arconic Corp.
300	6.125%—02/15/2028[1]	316
	FMG Resources August 2006 Pty Ltd.
200	4.375%—04/01/2031[1]	203
	Freeport-McMoRan Inc.
100	4.125%—03/01/2028	104
200	5.000%—09/01/2027	209
		313
	Lamar Media Corp.
100	4.875%—01/15/2029	105
	Novelis Corp.
300	4.750%—01/30/2030[1]	312
		1,566
MULTILINE RETAIL—0.6%
	Superior Plus LP / Superior General Partner Inc.
200	4.500%—03/15/2029[1]	205
OIL, GAS & CONSUMABLE FUELS—7.3%
	Antero Resources Corp.
175	7.625%—02/01/2029[1]	194
100	8.375%—07/15/2026[1]	113
		307
	Brooklyn Union Gas Co.
300	3.407%—03/10/2026[1]	318
	Civitas Resources Inc.
100	5.000%—10/15/2026[1]	101
	Compass Minerals International Inc.
100	6.750%—12/01/2027[1]	106
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
100	7.125%—06/01/2028[1]	105
	Equities Corp.
200	7.500%—02/01/2030	256
	Matador Resources Co.
300	5.875%—09/15/2026	310
	Parkland Corp.
200	4.500%—10/01/2029[1]	202
	PDC Energy Inc.
200	5.750%—05/15/2026	206
	Range Resources Corp.
200	8.250%—01/15/2029[1]	226
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
240	5.500%—03/01/2030	264
100	6.875%—01/15/2029	112
		376
		2,513
PHARMACEUTICALS—1.5%
	Horizon Therapeutics USA Inc.
200	5.500%—08/01/2027[1]	211
	Perrigo Finance Unlimited Co.
300	4.375%—03/15/2026	320
		531

Harbor Scientific Alpha Income ETF Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—2.2%
	McDonald's Corp. MTN[2]
$300	3.700%—01/30/2026	$326
	TriNet Group Inc.
100	3.500%—03/01/2029[1]	101
	Zoetis Inc.
300	3.900%—08/20/2028	336
		763
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
	Cushman & Wakefield US Borrower LLC
200	6.750%—05/15/2028[1]	214
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
	Entegris Inc.
100	4.375%—04/15/2028[1]	104
	Korn Ferry
100	4.625%—12/15/2027[1]	103
	Marvell Technology Inc.
300	2.450%—04/15/2028	302
	Synaptics Inc.
100	4.000%—06/15/2029[1]	101
		610
SOFTWARE—3.1%
	Black Knight InfoServ LLC
300	3.625%—09/01/2028[1]	299
	Open Text Corp.
300	3.875%—02/15/2028[1]	303
	PTC Inc.
100	4.000%—02/15/2028[1]	101
	Ziff Davis Inc.
174	4.625%—10/15/2030[1]	182
	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
200	3.875%—02/01/2029[1]	199
		1,084
SPECIALTY RETAIL—5.5%
	ATS Automation Tooling Systems Inc.
100	4.125%—12/15/2028[1]	101
	AutoZone Inc.
300	3.625%—04/15/2025	322
	Bath & Body Works Inc.
200	6.625%—10/01/2030[1]	224
100	7.500%—06/15/2029	113
		337
	Broadcom Inc.
300	1.950%—02/15/2028[1]	294
	Carvana Co.
100	5.500%—04/15/2027[1]	101
200	5.875%—10/01/2028[1]	204
		305
	O'Reilly Automotive Inc.
300	3.600%—09/01/2027	330
	Rent-A-Center Inc.
200	6.375%—02/15/2029[1]	209
		1,898
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TEXTILES, APPAREL & LUXURY GOODS—0.6%
	Crocs Inc.
$100	4.125%—08/15/2031[1]	$101
100	4.250%—03/15/2029[1]	101
		202
TOBACCO—0.9%
	Vector Group Ltd.
300	5.750%—02/01/2029[1]	299
TOTAL CORPORATE BONDS & NOTES
(Cost $30,582)		30,079

FOREIGN GOVERNMENT OBLIGATIONS—7.7%
	Bahrain Government International Bond
200	7.000%—01/26/2026[1]	222
	Brazilian Government International Bond
200	4.625%—01/13/2028	206
	Dominican Republic International Bond
200	5.950%—01/25/2027[1]	224
	Egypt Government International Bond MTN[2]
200	5.875%—02/16/2031	181
	Hungary Government International Bond
200	5.375%—03/25/2024	220
	Indonesia Government International Bond
200	3.500%—01/11/2028	216
	Mexico Government International Bond
200	3.750%—01/11/2028	217
	Oman Government International Bond
200	4.750%—06/15/2026[1]	206
	Philippine Government International Bond
200	4.200%—01/21/2024	214
	Republic of Italy Government International Bond
200	2.375%—10/17/2024	206
	Russian Foreign Bond - Eurobond
200	4.250%—06/23/2027[1]	222
	Turkey Government International Bond
200	5.750%—03/22/2024	204
	Ukraine Government International Bond
100	7.750%—09/01/2023	107
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,705)		2,645
TOTAL INVESTMENTS—95.2%
(Cost $33,287)		32,724
CASH AND OTHER ASSETS, LESS LIABILITIES—4.8%		1,643
TOTAL NET ASSETS—100.0%		$34,367

Harbor Scientific Alpha Income ETF Fund
Portfolio of Investments—Continued

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Futures 10 year (Short)	60	12/21/2021	$ 7,842	$ (18)
CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Payment Frequency	Notional Amount[d] (000s)	Value[e] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit CDX North America High Yield Index Series 37	Sell	1.000%	12/20/2026	0.522%	Quarterly	$ 18,400	$461	$442	$19

FAIR VALUE MEASUREMENTS
As of October 31, 2021, the investment in U.S. Treasury Note Futures 10 year (as disclosed in the preceding Futures Contracts schedule ) was classified as Level 1 and all other investments were classified as Level 2. There were no Level 3 investments at October 31, 2021 or September 14, 2021 (commencement of operations).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $18,473 or 54% of net assets.
2
MTN after the name of a security stands for Medium Term Note.
a
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
b
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
d
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
e
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of the Financial Statements.

Harbor Exchange Traded Funds
StatementS of Assets and Liabilities—October 31, 2021

(All amounts in thousands, except per share amounts)

	Harbor Scientific Alpha High- Yield ETF	Harbor Scientific Alpha Income ETF
ASSETS
Investments, at identified cost	$34,463	$33,287
Investments, at value	$34,047	$32,724
Cash	265	390
Receivables for:
Investments sold	54	27
Interest	492	352
Variation margin on futures contracts	—	206
Variation margin on centrally cleared swap agreements	—	701
Total Assets	34,858	34,400
LIABILITIES
Variation margin on futures contracts	—	18
Accrued management fee	14	15
Total Liabilities	14	33
NET ASSETS	$34,844	$34,367
Net Assets Consist of:
Paid-in capital	$35,100	$35,000
Total distributable earnings/(loss)	(256)	(633)
	$34,844	$34,367
NET ASSET VALUE PER SHARE
Net assets	$34,844	$34,367
Shares of beneficial interest (No par value and unlimited authorizations)	702	700
Net asset value per share[1]	$49.64	$49.10

1
Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.

The accompanying notes are an integral part of the Financial Statements.

Harbor Exchange Traded Funds
StatementS of Operations—Period Ended October 31, 2021

(All amounts in thousands)

	Harbor Scientific Alpha High- Yield ETF[1]	Harbor Scientific Alpha Income ETF[1]
Investment Income
Interest	$179	$115
Operating Expenses
Management fees	22	23
Net Investment Income/(Loss)	157	92
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments	4	(1)
Futures contracts	—	(144)
Swap agreements	—	(18)
Change in net unrealized appreciation/(depreciation) on:
Investments	(417)	(563)
Futures contracts	—	(18)
Swap agreements	—	19
Net gain/(loss) on investment transactions	(413)	(725)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(256)	$(633)

1
For the period September 14, 2021 (commencement of operations) through October 31, 2021

The accompanying notes are an integral part of the Financial Statements.

Harbor Exchange Traded Funds
Statements of Changes In Net Assets

(All amounts in thousands)

	Harbor Scientific Alpha High- Yield ETF	Harbor Scientific Alpha Income ETF
	September 14, 2021[a] through October 31, 2021	September 14, 2021[a] through October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$157	$92
Net realized gain/(loss) on investments	4	(163)
Change in net unrealized appreciation/(depreciation) of investments	(417)	(562)
Net increase/(decrease) in assets resulting from operations	(256)	(633)
Net Increase/(Decrease) Derived from Capital Share Transactions	35,000	35,000
Net increase/(decrease) in net assets	34,744	34,367
Net Assets
Beginning of period	100	—
End of period	$34,844	$34,367

a
Commencement of operations

The accompanying notes are an integral part of the Financial Statements.

Harbor Exchange Traded Funds
Statements of Changes in Net Assets—Capital Stock Activity

(All amounts in thousands)

	Harbor Scientific Alpha High- Yield ETF	Harbor Scientific Alpha Income ETF
	September 14, 2021[a] through October 31, 2021	September 14, 2021[a] through October 31, 2021
AMOUNT ($)
Net proceeds from sale of shares	$35,000	$35,000
Net increase/(decrease) in net assets	$35,000	$35,000
SHARES
Shares sold	700	700
Net increase/(decrease) in shares outstanding	700	700

a
Commencement of operations

The accompanying notes are an integral part of the Financial Statements.

Harbor Exchange Traded Funds Financial Highlights
Selected Data for a Share Outstanding for the Periods Presented

HARBOR SCIENTIFIC ALPHA HIGH-YIELD ETF
Period Ended October 31, 2021[a]
Net asset value beginning of period	$50.00
Income from Investment Operations
Net investment income/(loss)[b]	1.70
Net realized and unrealized gain/(loss) on investments	(2.07)
Total from investment operations	(0.37)
Net asset value end of period	49.64
Net assets end of period (000s)	$34,844
Ratios and Supplemental Data (%)
Total return	[c](0.72)%
Ratio of total expenses to average net assets	[d]0.48
Ratio of net investment income to average net assets	[d]3.42
Portfolio turnover^	[c]1

HARBOR SCIENTIFIC ALPHA INCOME ETF
Period Ended October 31, 2021[a]
Net asset value beginning of period	50.00
Income from Investment Operations
Net investment income/(loss)[b]	1.00
Net realized and unrealized gain/(loss) on investments	(1.90)
Total from investment operations	(0.90)
Net asset value end of period	49.10
Net assets end of period (000s)	$34,367
Ratios and Supplemental Data (%)
Total return	[c](1.80)%
Ratio of total expenses to average net assets	[d]0.50
Ratio of net investment income to average net assets	[d]2.02
Portfolio turnover^	[c]—

^
Portfolio turnover rate excludes investments received or delivered from in-kind processing of creations or redemptions.
a
For the period September 14, 2021 (commencement of operations) through October 31, 2021
b
Amounts are based on average daily shares outstanding during the period.
c
Unannualized
d
Annualized

The accompanying notes are an integral part of the Financial Statements.

Harbor Exchange Traded Funds
Notes to Financial Statements—October 31, 2021

Note 1—Organizational Matters
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of October 31, 2021, the Trust consists of three separate portfolios. The portfolios covered by this report are: Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF (individually or collectively referred to as a “Fund” or the “Funds," respectively). The Harbor Disruptive Innovation ETF commenced operations on December 1, 2021 and therefore is not included in this report. The shares of each Fund are listed and traded on NYSE Arca, Inc. Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF commenced operations on September 14, 2021.

Note 2—Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts and options contracts, including rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many

Harbor Exchange Traded Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Centrally cleared swaps derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These derivative instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. The value of these instruments can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Centrally cleared swaps are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. For foreign securities held, certain dividends are recorded after the ex-dividend date, but as soon as the respective Fund is notified of such dividends. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available. Interest income is accrued daily as earned. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities (except for premiums

Harbor Exchange Traded Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
on certain callable debt securities that amortized to the earliest call date) using the effective yield method. Paydown gains and losses on mortgage-backed and asset-backed securities are recognized as a component of interest income. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.
Expenses
Fund expenses incurred but not included in each Fund’s unitary management fee agreement, if any, are charged directly to the Fund that incurred such expense whenever possible.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Each Fund may be subject to taxes imposed by foreign countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.
Net realized gains or losses on investments resulting from in-kind creation unit redemptions, if any, are recognized in each Fund’s Statement of Operations. Such realized gains or losses are not taxable to a Fund and are reclassified from Distributable earnings (loss) to Paid-in capital at the end of a Fund’s tax year.
Management has analyzed each Fund’s tax positions expected to be taken upon filing the 2021 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Harbor Exchange Traded Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the period, Harbor Scientific Alpha Income ETF used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).
Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statement of Operations.
Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.  Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party or derivatives clearing organization when the swap contract is executed and is recorded as Due from brokers on the Statement of Assets and Liabilities.
Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate riskin excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated as the central clearing party, as counterparty to all centrally cleared swaps, guarantees the performance of the swaps through the margin requirements.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage

Harbor Exchange Traded Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement.
During the period, Harbor Scientific Alpha Income ETF used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market. As of October 31, 2021, the maximum exposure to loss of the notional value as the seller of credit default swaps outstanding for the Fund was $18,400,000.

Note 3—Investment Portfolio Transactions
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities and in-kind transactions, if any, for each Fund for the period ended October 31, 2021 were as follows:
	Purchases (000s)	Sales (000s)
Harbor Scientific Alpha High-Yield ETF	$34,851	$342
Harbor Scientific Alpha Income ETF	33,400	55

Note 4—Capital share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value (“NAV”). The adviser determines the number of shares that constitutes a Creation Unit and only authorized participants are permitted to purchase or redeem Creation Units from the Funds. Except when aggregated in Creation Units, shares of each Fund are not redeemable. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Unless cash-only redemptions are available or specified for a Fund, the redemption proceeds for Creation Units will generally consist of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Net proceeds from sale of shares in the Statements of Changes in Net Assets – Capital Stock Activity.
From time to time, settlement of securities related to the purchase or redemption of Creation Units may be delayed and are reflected as Capital shares sold or Capital shares redeemed in the Statement of Assets and Liabilities.

Harbor Exchange Traded Funds
Notes to Financial Statements—Continued

Note 5—FEES AND OTHER Transactions with Affiliates
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services. Each Fund has a separate advisory agreement with Harbor Capital. Pursuant to the advisory agreement, the Adviser pays all of the operating expenses of the Fund, except for (i) the fee payment under the investment advisory agreement; (ii) payments under each Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
The advisory agreements provide for a unitary management fee based on an annual percentage rate of average daily net assets as follows:
Unitary Management Fee
Harbor Scientific Alpha High-Yield ETF	0.48%
Harbor Scientific Alpha Income ETF	0.50
Independent Trustees
The Adviser is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the unitary fee arrangement with each Fund.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. The Trust has adopted policies and procedures pursuant to such rule. During the period, the Funds did not enter into any transactions with any other Harbor fund.
Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 6—TAX INFORMATION
The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from U.S. GAAP. Reclassifications, if any, are made to each Fund’s capital account to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. There were no reclassification amounts on the Statements of Assets and Liabilities between total distributable earnings/(loss) and paid-in capital for the period ended October 31, 2021.
For the period ended October 31, 2021, the Funds did not pay any distributions.

Harbor Exchange Traded Funds
Notes to Financial Statements—Continued

NOTE 6—TAX INFORMATION—Continued
As of October 31, 2021, the components of each Fund’s distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income (000s)	Undistributed Long-Term Capital Gains (000s)	Unrealized Appreciation/ (Depreciation) (000s)	Accumulated Capital and Other Losses (000s)	Other Temporary Differences (000s)	Total Distributable Earnings/(Loss) (000s)
Harbor Scientific Alpha High-Yield ETF	$189	$—	$(445)	$—	$—	$(256)
Harbor Scientific Alpha Income ETF	127	—	(579)	(181)	—	(633)
As of October 31, 2021, each Fund in the following table had capital loss carryforwards for federal tax purposes which will reduce each Fund’s taxable income arising from future net realized gains on investments to the extent permitted by the Internal Revenue Code. Use of the capital loss carryforwards will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve each Fund of any federal tax liability. The capital loss carryforwards do not expire.
	Capital Loss Carryforward
	Short-Term (000s)	Long-Term (000s)	Total (000s)
Harbor Scientific Alpha Income ETF	$84	$97	$181
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of October 31, 2021 were as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Scientific Alpha High-Yield ETF	$34,492	$101	$(546)	$(445)
Harbor Scientific Alpha Income ETF*	$33,303	$42	$(621)	$(579)

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.

Note 7—Derivatives
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.
Each Fund’s derivative instruments outstanding as of the period ended October 31, 2021, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.

Harbor Exchange Traded Funds
Notes to Financial Statements—Continued

Note 7—Derivatives—Continued
Derivative Instruments
As of October 31, 2021, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
HARBOR SCIENTIFIC ALPHA INCOME ETF
Statement of Assets and Liabilities Caption	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Assets
Variation margin on centrally cleared swap agreements[a,b]	$—	$19	$19
Liabilities
Variation margin on futures contracts[a]	(18)	—	(18)

a
Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

b	Net of upfront premiums paid of $442
Net realized gain/(loss) and the change in net unrealized appreciation/(depreciation) on derivatives for the period ended October 31, 2021, were:
HARBOR SCIENTIFIC ALPHA INCOME ETF
Net Realized Gain/(Loss) on Derivatives	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Futures contracts	$(144)	$—	$(144)
Swaps agreements	—	(18)	(18)
Net realized gain/(loss) on derivatives	$(144)	$(18)	$(162)

Change in Net Unrealized Appreciation/(Depreciation) on Derivatives	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Futures contracts	$(18)	$—	$(18)
Swap agreements	—	19	19
Change in net unrealized appreciation/(depreciation) on derivatives	$(18)	$19	$1

Note 8—Subsequent Events
Through the date the financial statements were issued, there were no subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

Harbor Exchange Traded Funds
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
Harbor ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF (collectively referred to as the “Funds”), (two of the funds constituting Harbor ETF Trust (the “Trust”)), including the portfolios of investments, as of October 31, 2021, and the related statements of operations and changes in net assets, and the financial highlights for the period from September 14, 2021 (commencement of operations) through October 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting the Trust), at October 31, 2021, the results of their operations, changes in net assets and financial highlights for the period from September 14, 2021 (commencement of operations) through October 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Harbor funds investment companies since 2000.
Chicago, Illinois
December 21, 2021

Harbor Exchange Traded Funds
Fees and Expenses Example (Unaudited)

Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any) and (2) ongoing costs, including management fees and other Fund expenses (with certain exceptions). This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. You may also pay brokerage commissions in connection with your purchase or sale of shares of a Fund, which are not shown in this section and would have resulted in higher costs.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 14, 2021 (commencement of operations) through October 31, 2021.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the respective class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the respective Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or brokerage commissions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and brokerage commissions were included, your costs would have been higher.
	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value September 14, 2021	Ending Account Value October 31, 2021
Harbor Scientific Alpha High-Yield ETF
ETF	0.48%
Actual		$0.63	$1,000	$992.80
Hypothetical (5% return)		0.63	1,000	1,005.31
Harbor Scientific Alpha Income ETF
ETF	0.50%
Actual		$0.65	$1,000	$982.00
Hypothetical (5% return)		0.66	1,000	1,005.25

*
Reflective of all fee waivers and expense reimbursements
**
Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 48/365 (to reflect the period since inception). Fund has less than six months of operating history.

Harbor Exchange Traded Funds
Additional Information (Unaudited)

Additional Tax Information
For the period ended October 31, 2021, each Fund designates up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If a Fund pays a distribution during calendar year 2021, complete information will be reported in conjunction with Form 1099-DIV.
Shareholders that received distributions from a Fund during calendar year 2021 will receive a Form 1099-DIV in January 2022 that will show the tax character of those distributions.

Proxy Voting
Harbor ETF Trust has adopted Proxy Voting Policies and Procedures under which proxies relating to securities held by the Harbor funds are voted. In addition, Harbor ETF Trust files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of Harbor ETF Trust’s Proxy Voting Policies and Procedures and the proxy voting records (Form N-PX) are available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050; (ii) on Harbor’s website at harborcapital.com; and (iii) on the SEC’s website at sec.gov.

Quarterly Portfolio Disclosures
The Funds file a complete portfolio of investments for their first and third fiscal quarters with the SEC as an exhibit to Form N-PORT. The Funds’ Form N-PORT exhibit is available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050, (ii) on Harbor’s website at harborcapital.com, and (iii) on the SEC’s website at sec.gov.

ADVISORY AGREEMENT APPROVALS
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF HARBOR SCIENTIFIC ALPHA HIGH-YIELD ETF AND HARBOR SCIENTIFIC ALPHA INCOME ETF
The Investment Company Act of 1940, as amended, requires that the Investment Advisory Agreement and Subadvisory Agreement be approved initially, and following an initial two-year term, at least annually, by the Harbor ETF Trust’s Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
At a meeting of the Board held on May 16-17, 2021, the Board, including the Independent Trustees voting separately, considered and approved an Investment Advisory Agreement with Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”), the adviser to the series of Harbor ETF Trust, and Subadvisory Agreement with BlueCove Limited (“BlueCove” or the “Subadviser”) with respect to each of Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF (each individually an “ETF” and collectively, the “ETFs”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications in their capacity as trustees of other Harbor funds. In connection with the Meeting, which had been called for the purpose of considering the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadviser. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, Harbor ETF Trust’s operations and the Adviser’s ability, consistent with the “manager of managers” structure of the ETFs, to (i) identify and recommend to the Trustees a subadviser for the ETFs, (ii) monitor and oversee the performance and investment capabilities of the Subadviser, and (iii) recommend the replacement of a subadviser where appropriate.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and Subadvisory Agreement with respect to Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF, respectively, were fair and reasonable and approved the Investment Advisory Agreement and the Subadvisory Agreement for an initial two-year term as being in the best interests of each ETF and its future shareholders.

Harbor Exchange Traded Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of the Adviser or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Harbor ETF Trust.
Factors Considered
In considering the ETFs’ Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•
the nature, extent, and quality of the services expected to be provided by Harbor Capital and BlueCove, including the background, education, expertise and experience of the investment professionals of Harbor Capital and BlueCove to provide services to each ETF;
•
the favorable history, reputation, qualifications and background of Harbor Capital and BlueCove, as well as the qualifications of their personnel;
•
the fees proposed to be charged by Harbor Capital and BlueCove for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of BlueCove’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of each ETF, with certain limited exceptions;
•
the proposed fees and expense ratios of each ETF relative to the fees and expense ratios of similar investment companies;
•
simulated performance for each strategy, together with consideration of the limitations of such simulated performance information;
•
information received at meetings throughout the year related to services rendered by Harbor Capital;
•
any “fall out” benefits that might inure to Harbor Capital, BlueCove and their respective affiliates as a result of their relationship with the ETFs;
•
information received at regular meetings throughout the year related to Harbor Capital’s profitability;
•
the expected profitability of Harbor Capital with respect to the ETFs; and
•
the extent to which economies of scale might be realized as each ETF grows, and the extent to which the ETF’s proposed advisory fee level reflects any economies of scale for the benefit of fund investors.
Nature, Extent and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of the ETFs, to identify and recommend to the Trustees quality subadvisers for the ETFs, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager of managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the ETFs generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the ETFs’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as the manager-of-managers for the ETFs.

Harbor Exchange Traded Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
In evaluating the nature and quality of the services to be provided by BlueCove, the Trustees considered the collective expertise and experience of the professionals at BlueCove and the favorable records they had generated in similar scientific fixed income strategies. The Trustees also noted the experience of the proposed portfolio managers of the ETFs in the respective asset classes and the favorable records generated by them at BlueCove.
Advisory Fees and Expense Ratios
The Trustees noted that the Investment Advisory Agreement provides that the Adviser will pay all of the operating expenses of each ETF, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the ETFs. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for each of Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF was below the average and median of the respective peer groups of funds compiled using Morningstar data that was presented to the Board for comparison purposes.
The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to BlueCove and specifically, the net advisory fee to be retained by Harbor Capital at various asset levels, with respect to each proposed ETF.
Profitability
The Trustees also noted that Harbor Capital expected to operate the ETFs initially at a loss.
Economies of Scale
The Trustees concluded that breakpoints in the ETFs’ advisory fees were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fees, its absorbing fund expenses while paying BlueCove its full subadvisory fee and the uncertainty surrounding the aspects of the ETFs’ future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the ETFs’ advisory fee schedules at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.

Harbor Exchange Traded Funds
Additional Information—Continued

Trustees and Officers
As of December 2021
The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and Officers of Harbor ETF Trust is set forth below. The address of each Trustee and Officer is: [Name of Trustee or Officer] c/o Harbor ETF Trust, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302.
Harbor ETF Trust’s Statement of Additional Information includes additional information about the Trust’s Trustees and is available without charge by calling 800-422-1050 or at the Trust’s website at harborcapital.com.
Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Scott M. Amero (58) Trustee	Since 2021	Chairman (2015-2020) and Trustee (2011-Present), Rare (conservation nonprofit); Trustee, Berkshire School (2014-Present); Trustee, The Nature Conservancy, Massachusetts Chapter (2018-Present); Vice Chairman and Global Chief Investment Officer, Fixed Income (2010), Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head, Fixed Income Portfolio Management (2007-2010), BlackRock, Inc. (publicly traded investment management firm).	34	None
Donna J. Dean (70) Trustee	Since 2021	Chief Investment Officer of the Rockefeller Foundation (a private foundation) (2001-2019).	34	None
Randall A. Hack (74) Trustee	Since 2021	Founder and Senior Managing Director of Capstone Capital LLC (private investment firm) (2003-Present); Director of Tower Development Corporation (cell tower developer) (2009-2016); Advisory Director of Berkshire Partners (private equity firm) (2002-2013); Founder and Senior Managing Director of Nassau Capital, LLC (private investment firm, investing solely on behalf of the Princeton Endowment) (1995-2001); and President of The Princeton University Investment Company (1990-1994).	34	None
Robert Kasdin (63) Trustee	Since 2021	Senior Vice President and Chief Operating Officer (2015-Present) and Chief Financial Officer (2018-Present), Johns Hopkins Medicine; Senior Executive Vice President, Columbia University (2002-2015); Trustee and Member of the Finance Committee, National September 11 Memorial & Museum at the World Trade Center (2005-2019); Director, Apollo Commercial Real Estate Finance, Inc. (2014-Present); and Director and Executive Committee Member, The Y in Central Maryland (2018-Present).	34	Director of Apollo Commercial Real Estate Finance, Inc. (2014-Present).
Kathryn L. Quirk (69) Trustee	Since 2021
Vice President, Senior Compliance Officer and Head, U.S. Regulatory
Compliance, Goldman Sachs Asset Management (2013-2017); Deputy
Chief Legal Officer, Asset Management, and Vice President and
Corporate Counsel, Prudential Insurance Company of America
(2010-2012); Co-Chief Legal Officer, Prudential Investment
Management, Inc., and Chief Legal Officer, Prudential Investments
and Prudential Mutual Funds (2008-2012); Vice President and
Corporate Counsel and Chief Legal Officer, Mutual Funds, Prudential
Insurance Company of America, and Chief Legal Officer, Prudential
Investments (2005-2008); Vice President and Corporate Counsel and
Chief Legal Officer, Mutual Funds, Prudential Insurance Company
of America (2004-2005); Member, Management Committee
(2000-2002), General Counsel and Chief Compliance Officer, Zurich
Scudder Investments, Inc. (1997-2002).
			34	None
Douglas J. Skinner (59) Trustee	Since 2021	Professor of Accounting (2005-Present), Deputy Dean for Faculty (2015-2016, 2017-Present), Interim Dean (2016-2017), University of Chicago Booth School of Business.	34	None

Harbor Exchange Traded Funds
Additional Information—Continued

Trustees and Officers—Continued
Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES—Continued
Ann M. Spruill (67) Trustee	Since 2021	Partner (1993-2008), member of Executive Committee (1996-2008), Member Board of Directors (2002-2008), Grantham, Mayo, Van Otterloo & Co, LLC (private investment management firm) (with the firm since 1990); Member Investment Committee and Chair of Global Public Equities, Museum of Fine Arts, Boston (2000-2020); and Trustee, Financial Accounting Foundation (2014-2020).	34	None
INTERESTED TRUSTEE
Charles F. McCain (52)* Chairman, Trustee and President	Since 2021
Chief Executive Officer (2017-Present), Director (2007-Present),
President and Chief Operating Officer (2017), Executive Vice President
and General Counsel (2004-2017), and Chief Compliance Officer
(2004-2014), Harbor Capital Advisors, Inc.; Director and Chairperson
(2019-Present), Harbor Trust Company, Inc.; Director (2007-Present)
and Chief Compliance Officer (2004-2017), Harbor Services Group,
Inc.; Chief Executive Officer (2017-Present), Director (2007-Present),
Chief Compliance Officer and Executive Vice President (2007-2017),
Harbor Funds Distributors, Inc.; and Chief Compliance Officer, Harbor
Funds (2004-2017).
			34	None

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
FUND OFFICERS NOT LISTED ABOVE**
Erik D. Ojala (46) Chief Compliance Officer	Since 2021
Executive Vice President and General Counsel (2017-Present) and Secretary (2010-Present); Senior
Vice President and Associate General Counsel (2007-2017), Harbor Capital Advisors, Inc.; Director
and Secretary (2019-Present), Harbor Trust Company, Inc.; Director, Executive Vice President
(2017-Present) and Chief Compliance Officer (2017-2021), Harbor Funds Distributors, Inc.; Director
(2017-Present) and Assistant Secretary (2014-Present), Harbor Services Group, Inc.; and AML Compliance
Officer (2010-2017) and Vice President and Secretary (2007-2017), Harbor Funds.

Anmarie S. Kolinski (50) Treasurer	Since 2021
Executive Vice President and Chief Financial Officer (2007-Present), Harbor Capital Advisors, Inc.;
Director and Treasurer (2019-Present), Harbor Trust Company, Inc.; Chief Financial Officer (2007-Present),
Harbor Services Group, Inc.; and Chief Financial Officer (2015-Present) and Treasurer (2012-Present),
Harbor Funds Distributors, Inc.

Kristof M. Gleich (42) Vice President	Since 2021
President (2018-Present) and Chief Investment Officer (2020), Harbor Capital Advisors, Inc.; Director,
Vice Chairperson, President (2019-Present) and Chief Investment Officer (2020-Present), Harbor Trust
Company, Inc.; and Managing Director, Global Head of Manager Selection (2010-2018), JP Morgan
Chase & Co.

Gregg M. Boland (58) Vice President	Since 2021
Executive Vice President (2020-Present), Vice President (2019-2020), Harbor Capital Advisors, Inc.;
President (2019-Present), Senior Vice President – Operations (2016-2019), and Vice President – Operations
(2007-2015), Harbor Services Group, Inc.; and Senior Vice President, AML Compliance Officer, and
OFAC Officer (2019-Present), Harbor Funds Distributors, Inc.

Diana R. Podgorny (42) Secretary	Since 2021
Senior Vice President and Assistant General Counsel (2020-Present), Vice President and Assistant
General Counsel (2017-2020), Harbor Capital Advisors, Inc.; Director and Vice President (2020 –
Present), Harbor Trust Company, Inc.; Vice President and Counsel, AMG Funds LLC (2016-2017);
Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-2017);
Assistant Secretary, AMG Funds IV (2010-2017); and Vice President and Counsel, Aston Asset
Management, LLC (2010-2016).

Jodie L. Crotteau (49) Assistant Secretary	Since 2021
Senior Vice President and Chief Compliance Officer, Harbor Capital Advisors, Inc. (2014-Present);
Chief Compliance Officer and AML/OFAC Officer (2019-Present), Harbor Trust Company, Inc.; Chief
Compliance Officer and Secretary (2017-present) and Assistant Secretary (2015-2016), Harbor Services
Group, Inc.; Chief Compliance Officer (2021-present) and Assistant Secretary (2016-present), Harbor
Funds Distributors, Inc.; Vice President and Chief Compliance Officer, Grosvenor Registered Funds
(2011-2014); and Vice President, Grosvenor Capital Management, L.P. (2010-2014).

Harbor Exchange Traded Funds
Additional Information—Continued

Trustees and Officers—Continued
Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
FUND OFFICERS NOT LISTED ABOVE**—Continued
Lana M. Lewandowski (42) AML Compliance Officer and Assistant Secretary	Since 2021	Legal & Compliance Manager (2016-Present) and Legal Specialist (2012-2015), Harbor Capital Advisors, Inc.
Lora A. Kmieciak (57) Assistant Treasurer	Since 2021
Senior Vice President – Fund Administration and Analysis (2017-Present), Senior Vice President -
Business Analysis (2015-2017), Harbor Capital Advisors, Inc.; Vice President (2020 – Present), Harbor
Trust Company, Inc.; and Assurance Executive Director, Ernst & Young LLP (1999-2015).

John M. Paral (53) Assistant Treasurer	Since 2021	Director of Fund Administration and Analysis (2017-Present), Vice President (2012-Present) and Financial Reporting Manager (2007-2017), Harbor Capital Advisors, Inc.

1
Each Trustee serves for an indefinite term, until his or her successor is elected. Each Officer is elected annually.
*
Mr. McCain is deemed an “Interested Trustee” due to his affiliation with the Adviser.
**
Officers of the Funds are “interested persons” as defined in the Investment Company Act.

This Privacy Statement Is Not Part of This Report
Harbor’s Privacy Statement

Rev. 09/2021
FACTS	WHAT DOES HARBOR DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.
This information can include:
■ Social Security number
■ Account balances and transaction history
■ Assets and investment experience
■ Wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Harbor chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Harbor share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-422-1050 or go to harborcapital.com

Harbor’s Privacy Statement—Continued

Who we are
Who is providing this notice?	Harbor Capital Advisors, Inc.; Harbor Services Group; Inc.; Harbor Funds Distributors, Inc., Harbor Trust Company, Inc., Harbor Funds, Harbor ETF Trust (collectively, “Harbor”)
What we do
How does Harbor protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We maintain physical, electronic and procedural safeguards designed to protect your personal information; however, please be aware that no data security measures can guarantee 100% security.

How does Harbor collect my personal information?
We collect your personal information, for example, when you
■ Open an account or make transactions on your account
■ Give us your contact information or income information
■ Tell us about your investment or retirement portfolio
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes—information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include the financial companies providing this notice, as well as other companies under our parent company, ORIX Corporation.

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ Nonaffiliates we share with can include companies that perform support services on our behalf or other firms that assist us in providing you with products and services, such as custodians, transfer agents, broker-dealers and marketing service firms (to support our marketing to you), as well as other financial institutions.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Harbor doesn’t jointly market.
Other important information
Notice to investors in California and Vermont
Under California and Vermont law, we will not share information we collect about you with outside companies, unless the law allows. For example, we may share information with your consent, to service your accounts, and in connection with legal proceedings.
We will limit sharing among our companies to the extent required by applicable law.

We recommend that you read and retain this notice for your personal files.

   [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer

Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
484-320-6239
Shareholder Inquiries
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.AR.ETF.1021

ITEM 2 – CODE OF ETHICS
(a)
The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).
(c)
The Registrant has not amended its Code of Ethics during the period covered by this report.
(d)
The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.
ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT
The Registrant’s Board has determined that Douglas J. Skinner, a member of the Audit Committee of the Board of Trustees, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. Skinner is the Eric J. Gleacher Distinguished Service Professor of Accounting and Deputy Dean for Faculty at the University of Chicago Booth School of Business, where his prior positions include John P. and Lillian A. Gould Professor of Accounting, Neubauer Family Faculty Fellow, Interim Dean, and Executive Director of the Accounting Research Center. Mr. Skinner is deemed “independent” as defined by the SEC for purposes of audit committee financial expert determinations.
ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES
Items 4(a)—4(d): Audit, Audit-Related, Tax and All Other Fees
Fees billed by Ernst & Young:
	Fiscal Year Ended October 31, 2021			Fiscal Year Ended October 31, 2020
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees.	$15,125	N/A	N/A	N/A	N/A	N/A
(b) Audit-Related Fees.	$[1]6,000	$0	N/A	N/A	N/A	N/A
(c) Tax Fees.	$[2]61	$0	N/A	N/A	N/A	N/A
(d) All Other Fees.	$0	$0	N/A	N/A	N/A	N/A
1
Includes fees related to the issuance of consents for N-1A filings.
2
Includes fees related to tax compliance.
(e)
(1)
Pre-Approval Policies.
The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit, review and non-audit services (other than certain de minimis non-audit services) provided to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.
In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Audit Committee is authorized to delegate one or more members of the Committee the responsibility for considering and, if appropriate, pre-approving audit or permitted non-audit services in an amount sufficient to complete services and to determine if such services would be consistent with maintaining the accountant’s independence. Such member(s) are required to report to the full Audit Committee as to the nature and amount of such services and fees pre-approved at the next scheduled Audit Committee meeting. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.
The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Registrant.
(2)
None of the principal accountant’s fees or services rendered to the Registrant, the Adviser or Harbor Services Group, Inc. were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)
Not applicable.
(g)
Aggregate Non-Audit Fees.

Aggregate Non-Audit Fees of the Registrant
Fiscal Year Ended October 31, 2021: $6,061
Fiscal Year Ended October 31, 2020: N/A
Aggregate Non-Audit Fees of Other Entities Required to be Pre-approved Pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X
Fiscal Year Ended October 31, 2021: $0
Fiscal Year Ended October 31, 2020: N/A
(h)
For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services to service affiliates was compatible with maintaining the principal accountant’s independence.
ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6 – INVESTMENTS
(a)
The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
(b)
Not applicable.
ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.
ITEM 11 – CONTROLS AND PROCEDURES
(a)
The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 13 – EXHIBITS
(a)(1)	Code of Ethics referred to in Item 2 is attached hereto.
(a)(2)
A separate certification for each principal executive officer and principal financial officer of the Registrant as required by
Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.

(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed December 21, 2021 on its behalf by the undersigned, thereunto duly authorized.
HARBOR ETF TRUST
By: /s/ Charles F. McCain

Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Charles F. McCain Charles F. McCain	Chairman, President and Trustee (Principal Executive Officer)	December 21, 2021
By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	December 21, 2021

Exhibit Index
Number	Description
99.CODE ETH	Code of Business Conduct and Ethics.
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).